Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 693,383	¥ 553,956
Loans, current		116,059,353	117,571,069
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	116,752,736	118,125,025
Loans, greater than 90 days past due and accruing		26,424	13,273
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		381,001	290,028
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		312,382	263,928
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		39,533	36,186
Loans, current		54,509,113	51,065,992
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	54,548,646	51,102,178
Loans, greater than 90 days past due and accruing		5,211	4,720
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		15,794	9,215
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		23,739	26,971
Commercial [Member] | Foreign [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		52,002	33,475
Loans, current		31,320,687	35,450,162
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	31,372,689	35,483,637
Loans, greater than 90 days past due and accruing		331	164
Commercial [Member] | Foreign [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		16,084	9,927
Commercial [Member] | Foreign [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		35,918	23,548
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		78,971	63,847
Loans, current		13,013,719	13,248,278
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	13,092,690	13,312,125
Loans, greater than 90 days past due and accruing		13,015	6,288
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		45,852	48,404
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		33,119	15,443
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		42,167	44,732
Loans, current		477,696	518,008
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	519,863	562,740
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		12,262	14,735
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		29,905	29,997
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		86,142	45,487
Loans, current		9,235,744	9,603,339
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	9,321,886	9,648,826
Loans, greater than 90 days past due and accruing		7,867	2,101
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		65,796	31,052
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		20,346	14,435
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		329,391	289,439
Loans, current		6,500,437	6,616,104
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	6,829,828	6,905,543
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		198,923	160,253
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		130,468	129,186
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		65,177	40,790
Loans, current		1,001,957	1,069,186
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	1,067,134	1,109,976
Other [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		26,290	16,442
Other [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 38,887	¥ 24,348

[1]	At March 31, 2020, total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees. At September 30, 2020, total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.